Earnings per share	6 Months Ended
Jun. 30, 2022
Earnings per share [abstract]
Earnings per share
4.6 Earnings per share

Basic earnings per share (EPS) is calculated by dividing On’s net income or loss for the period by the weighted average number of ordinary shares outstanding during the year. Original share numbers have been multiplied by 1,250 to give effect to the Share Capital Reorganization.
Diluted EPS is calculated by dividing On’s net income or loss for the period by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued at conversion of all the dilutive potential ordinary shares into ordinary shares. Dilutive effects arise from equity settled shares from the Company's share-based plans. These shares are included even if the service conditions are not met, or respective performance conditions were fulfilled at the end of the reporting period.

Three month period ended June 30,	2022	2022		2021		2021
	Class A	Class B		Class A		Class B

Weighted number of outstanding shares	282,182,571	345,437,500		253,332,033		269,517,170
Number of shares with dilutive effects	2,241,734	6,782,573		3,296,613		—
Weighted number of outstanding shares (diluted and undiluted)	284,424,305	352,220,073		256,628,646		269,517,170

Net profit (kCHF)	43,788	5,360		12,843		1,366
Basic EPS (CHF)	0.16	0.016	#DIV/0!	0.05	#DIV/0!	0.005
Diluted EPS (CHF)	0.15	0.015	#DIV/0!	0.05	#DIV/0!	0.005

Six month period ended June 30,	2022	2022	2021	2021
	Class A	Class B	Class A	Class B

Weighted number of outstanding shares	281,519,631	345,437,500	264,632,141	135,503,108
Number of shares with dilutive effects	2,868,566	7,135,495	4,629,530	—
Weighted number of outstanding shares (diluted and undiluted)	284,388,196	352,572,995	269,261,671	135,503,108

Net profit (kCHF)	56,553	6,939	3,575	183
Basic EPS (CHF)	0.20	0.020	0.01	0.001
Diluted EPS (CHF)	0.20	0.020	0.01	0.001